UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09607

                                 Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

2601 NE 2nd Avenue

                             Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

2601 NE 2nd Avenue

                             Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end:   November 30

Date of reporting period: May 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Reports to Shareholders of each Fund are attached herewith.

FAIRX

FOCIX

FAAFX

2021 SEMI–ANNUAL REPORT

FAIRHOLME

Ignore the crowd.

As of March 29, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you have specifically requested paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund or your financial intermediary electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (866) 202-2263.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (866) 202-2263. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all funds held with Fairholme Funds, Inc.

FAIRHOLME

Ignore the crowd.

FAIRHOLME FUNDS, INC.

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

The Fairholme Allocation Fund (FAAFX)

Seeking long-term total return

Semi-Annual Report

May 31, 2021

Managed by Fairholme Capital Management

(866) 202-2263 ● fairholmefunds.com

FAIRHOLME FUNDS, INC.

TABLE OF CONTENTS

May 31, 2021

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)

May 31, 2011 — May 31, 2021

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (“The Fairholme Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a $10,000 investment for up to ten years to the latest semi-annual period ending May 31, 2021.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Fairholme Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Fairholme Fund or upon redemption of shares of The Fairholme Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and The Fairholme Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Fairholme Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)

May 31, 2011 — May 31, 2021

THE INCOME FUND VS.

THE BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Focused Income Fund (“The Income Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a $10,000 investment for up to ten years to the latest semi-annual period ending May 31, 2021.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Income Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Income Fund or upon redemption of shares of The Income Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Bloomberg Barclays U.S. Aggregate Bond Index and The Income Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Income Fund distributions. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The Bloomberg Barclays U.S. Aggregate Bond Index does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)

May 31, 2011 — May 31, 2021

THE ALLOCATION FUND VS. THE BLOOMBERG BARCLAYS U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Allocation Fund (“The Allocation Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a $10,000 investment for up to ten years to the latest semi-annual period ending May 31, 2021.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Allocation Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Allocation Fund or upon redemption of shares of The Allocation Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Bloomberg Barclays U.S. Aggregate Bond Index, the S&P 500 Index and The Allocation Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Allocation Fund distributions. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar- denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. These index returns do not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS

For the six months ended May 31, 2021

The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively, the “Funds”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2021, the end of the Funds’ semi-annual period, and NAVs at other pertinent dates, were as follows:

	5/31/2021	05/31/2021	11/30/2020	05/31/2020
	Shares	NAV	NAV	NAV
	Outstanding	(unaudited)	(audited)	(unaudited)
The Fairholme Fund	47,595,910	$ 30.22	$ 25.35	$ 18.45
The Income Fund	11,333,348	$ 11.17	$ 10.31	$ 9.53
The Allocation Fund	6,532,688	$ 9.46	$ 8.02	$ 6.42

At June 30, 2021, the unaudited NAVs of The Fairholme Fund, The Income Fund, and The Allocation Fund were $27.60, $10.86, and $8.72, respectively.

Performance figures below are shown for the Funds’ semi-annual period ended May 31, 2021, and do not match calendar year figures for the period ended June 30, 2021, cited in the Portfolio Manager’s report.

The Fairholme Fund						Since
Performance to	Six	One	Five	Ten	Fifteen	Inception
5/31/2021 (Unaudited)	Months	Year	Years	Years	Years	12/29/1999

Cumulative:
The Fairholme Fund	19.21%	63.80%	79.75%	112.24%	188.67%	767.05%
S&P 500 Index	16.95%	40.32%	120.79%	283.34%	351.29%	334.04%

Annualized:
The Fairholme Fund		63.80%	12.44%	7.82%	7.32%	10.61%
S&P 500 Index		40.32%	17.16%	14.38%	10.57%	7.09%

For the six months ended May 31, 2021, The Fairholme Fund outperformed the S&P 500 Index (“S&P 500”) by 2.26 percentage points. Over the last year The Fairholme Fund also outperformed the S&P 500 by 23.48 percentage points. From inception, The Fairholme Fund outperformed the S&P 500 by 3.52 percentage points per annum, or on a cumulative basis, 433.01 percentage points over twenty-one years and five months.

The Income Fund					Since
Performance to	Six	One	Five	Ten	Inception
5/31/2021 (Unaudited)	Months	Year	Years	Years	12/31/2009
Cumulative:
The Income Fund	8.80%	17.70%	30.89%	76.80%	107.33%
Bloomberg Barclays Bond Index	-2.16%	-0.41%	17.34%	38.24%	51.73%

Annualized:
The Income Fund		17.70%	5.53%	5.86%	6.60%
Bloomberg Barclays Bond Index		-0.41%	3.25%	3.29%	3.72%

For the six months ended May 31, 2021, The Income Fund outperformed The Bloomberg Barclays U.S. Aggregate Bond Index (“Bloomberg Barclays Bond Index”) by 10.96 percentage points. Over the last year The Income Fund also outperformed the Bloomberg Barclays Bond Index by 18.11 percentage points. From inception, The Income Fund outperformed the Bloomberg Barclays Bond Index by 2.88 percentage points per annum, or on a cumulative basis, 55.60 percentage points over eleven years and five months.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2021

The Allocation Fund					Since
Performance to	Six	One	Five	Ten	Inception
5/31/2021 (Unaudited)	Months	Year	Years	Years	12/31/2010

Cumulative:
The Allocation Fund	18.23%	47.69%	31.10%	52.70%	40.03%
Bloomberg Barclays Bond Index	-2.16%	-0.41%	17.34%	38.24%	42.42%
S&P 500 Index	16.95%	40.32%	120.79%	283.34%	313.32%

Annualized:
The Allocation Fund		47.69%	5.57%	4.32%	3.29%
Bloomberg Barclays Bond Index		-0.41%	3.25%	3.29%	3.45%
S&P 500 Index		40.32%	17.16%	14.38%	14.60%

For the six months ended May 31, 2021, The Allocation Fund outperformed the Bloomberg Barclays Bond Index and the S&P 500 by 20.39 and 1.28 percentage points, respectively. Over the last year The Allocation Fund also outperformed the Bloomberg Barclays Bond Index by 48.10 percentage points and outperformed the S&P 500 by 7.37 percentage points. From inception, The Allocation Fund was outperformed by the Bloomberg Barclays Bond Index and the S&P 500 by 0.16 and 11.31 percentage points per annum, respectively, or on a cumulative basis, 2.39 and 273.29 percentage points over ten years and five months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 and the Bloomberg Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Funds’ performance to that of unmanaged and diversified indices of securities. As of the prospectus dated March 30, 2021, the gross expense ratios for The Fairholme Fund, The Income Fund, and The Allocation Fund are 1.03%, 1.05%, and 1.05%, respectively. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by a Fund subsequent to the end of the fiscal period, and that a Fund may have made new investments that are not yet required to be disclosed. It is the Funds’ general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Funds and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the, respectively, relative intrinsic values and the Manager’s assessment of certain attractive characteristics of a company, general market conditions and expected future returns of an investment.

The Manager invests each Fund’s assets in securities to the extent the Manager finds reasonable investment opportunities in accordance with the Fund’s respective investment strategies, policies and restrictions, as stated in the Fund’s Prospectus and may invest a significant portion of each Fund’s assets in cash and cash equivalents. The Manager views liquidity as a strategic advantage. Due to the continued uncertainty caused by the spread of the respiratory disease caused by a novel coronavirus (known as COVID-19) and the corresponding market volatility and governmental responses to it, during the period ended May 31, 2021, the Manager has continued to hold U.S. Treasury Bills as part of each Fund’s investments. At May 31, 2021, cash and cash equivalents (consisting of cash, deposit accounts, U.S. Treasury Bills, and Treasury money-market funds) represented 20.3%, 58.0%, and 25.3% of The Fairholme Fund, The Income Fund, and The Allocation Fund total assets, respectively. Since inception, the Funds have held varying levels of cash and cash equivalents for periods without, in the Manager’s view, negatively influencing performance.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2021

Each Fund is considered to be “non-diversified” under the Investment Company Act of 1940. Accordingly, each Fund can invest a greater percentage of its assets in fewer securities than a diversified fund, and can invest a significant portion of cash and liquid assets held by the Fund in one or more higher-risk securities at any time, including periods when a market is weak or a particular security declines sharply. The Funds may also have a greater percentage of assets invested in a particular sector than a diversified fund, exposing the Funds to the risk of an unanticipated event or condition and risks affecting a single company, sector or security.

The commentaries below provide details of each Fund’s portfolio holdings by issuer and sector, as well as reporting the most significant positive and negative performance by investment for the six months ended May 31, 2021.

The most significant gains in each of the Funds’ portfolios were related to positive developments in the Real Estate Management & Development, Metals & Mining, Oil & Gas Storage & Transportation, Insurance- Property & Casualty, and Healthcare sectors. Investments in the Mortgage Finance sector saw some losses during the six months ended May 31, 2021.

The Manager made no changes to the core investment strategies and techniques it employed during the six months ended May 31, 2021.

For the six months ended May 31, 2021, The Fairholme Fund investments that contributed to performance were The St. Joe Co. and Imperial Metals Corp. The detractors to performance during the period were Federal Home Loan Mortgage Corp. (“Freddie”) and Federal National Mortgage Association (“Fannie”). The following charts show the top holdings by issuer and sector in descending order of percentage of net assets as of May 31, 2021.

The Fairholme Fund		The Fairholme Fund
Top Holdings by Issuer*		Top Sectors
(% of Net Assets)		(% of Net Assets)
The St. Joe Co.	70.0%	Real Estate Management & Development	70.0%
Federal National Mortgage Association	3.9%	Cash and Cash Equivalents**	20.3%
Federal Home Loan Mortgage Corp.	3.8%	Mortgage Finance	7.7%
Imperial Metals Corp.	1.9%	Metals & Mining	1.9%
Sears Holdings Corp.	0.1%	Retail Department Stores	0.1%

	79.7%		100.0%

*	Excludes cash, U.S. Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2021

For the six months ended May 31, 2021, The Income Fund investments that contributed to performance were Western Midstream Partners, LP, Energy Transfer, LP, Old Republic Intl Corp., Kinder Morgan, Inc, CVS Health Corp., and Enbridge, Inc. The detractors to performance during the period were Federal Home Loan Mortgage Corp. (“Freddie”) and Federal National Mortgage Association (“Fannie”). The following charts show the top holdings by issuer and sector in descending order of percentage of net assets as of May 31, 2021.

The Income Fund		The Income Fund
Top Holdings by Issuer*		Top Sectors**
(% of Net Assets)		(% of Net Assets)
Western Midstream Partners LP	6.2%	Cash and Cash Equivalents***	58.0%
Energy Transfer LP	5.4%	Oil & Gas Storage & Transportation	25.2%
Old Republic International Corp.	5.0%	Mortgage Finance	5.7%
Enbridge, Inc.	4.6%	Insurance - Property & Casualty	5.0%
Kinder Morgan, Inc.	4.5%	Utilities - Electric	2.7%

Federal Home Loan Mortgage Corp.	3.9%		96.6%

Williams Cos, Inc. (The)	3.4%
Vistra Corp.	2.7%
Federal National Mortgage Association	1.8%
TC Energy Corp.	1.0%

	38.5%

*	Excludes cash, U.S. Treasury Bills, Treasury money market funds and miscellaneous investments.
**	Excludes miscellaneous investments.
***	Includes cash, U.S. Treasury Bills and Treasury money market funds.

For the six months ended May 31, 2021, The Allocation Fund investments that contributed to performance were St. Joe Co., Imperial Metals Corp., Western Midstream Partners, LP, and Energy Transfer, LP. The detractors to performance during the period were Federal Home Loan Mortgage Corp. (“Freddie”) and Federal National Mortgage Association (“Fannie”). The following charts show the top holdings by issuer and sector in descending order of percentage of net assets as of May 31, 2021.

The Allocation Fund		The Allocation Fund
Top Holdings by Issuer*		Top Sectors**
(% of Net Assets)		(% of Net Assets)
The St. Joe Co.	25.7%	Real Estate Management & Development	25.7%
Imperial Metals Corp.	14.7%	Cash and Cash Equivalents***	25.3%
Energy Transfer LP	5.3%	Oil & Gas Storage & Transportation	20.1%
Federal Home Loan Mortgage Corp.	4.7%	Metals & Mining	14.7%
Western Midstream Partners LP	4.7%	Mortgage Finance	9.1%
Enbridge, Inc.	4.5%	Utilities - Electric	3.1%

Federal National Mortgage Association	4.4%		98.0%

Kinder Morgan, Inc.	3.6%
Vistra Corp.	3.1%
TC Energy Corp.	1.0%

	71.7%

*	Excludes cash, U.S. Treasury Bills, Treasury money market funds and miscellaneous investments.
**	Excludes miscellaneous investments.
***	Includes cash, U.S. Treasury Bills and Treasury money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2021

strategy may negatively influence long-term performance.

A more complete discussion and description of the principal risks of investing in the Funds can be found in the Funds’ Prospectus and Statement of Additional Information.

Large cash inflows or outflows may adversely affect the Funds’ performance. Such flows are monitored and actions deemed appropriate by the Manager are contemplated for when such flows could negatively impact performance.

Since inception, the Funds have been advised by the Manager. Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of the Funds’ Board of Directors (the “Board” or the “Directors”), and his affiliates beneficially own an aggregate 13,317,942, 3,534,818, and 4,387,159 shares of The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, at May 31, 2021. While there is no requirement that Mr. Berkowitz own shares of the Funds, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Funds to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Funds; the present composition of the Board; and current rules and regulations. A Director and Officers of the Funds are also Officers of the Manager. Nevertheless, at May 31, 2021, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Funds, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Funds, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at (866) 202-2263.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2020 through May 31, 2021 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including, but not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on The Fairholme Fund and The Allocation Fund shares redeemed or exchanged within 60 days of purchase), and wire transfer fees; and (2) ongoing costs including, but not limited to, management fees paid to the Manager. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested in the Funds at December 1, 2020, and held for the entire six month period ending May 31, 2021.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Funds with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Annualized Expense Ratio*	Expenses Paid During the Period December 1, 2020 Through May 31, 2021**
The Fairholme Fund
Actual	$1,000.00	$1,192.10	0.80%	$4.37
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03
The Income Fund
Actual	$1,000.00	$1,088.00	0.80%	$4.16
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03
The Allocation Fund
Actual	$1,000.00	$1,182.30	0.80%	$4.35
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03

*

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Fairholme Fund, The Income Fund and The Allocation Fund to the extent necessary to limit the management fee paid to the Manager by The Fairholme Fund, The Income Fund and The Allocation Fund, respectively, to an annual rate of 0.80% of that Fund’s daily average net asset value. This undertaking may be terminated by the Manager upon 60 days’ written notice to the applicable Fund.

**	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period).

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

May 31, 2021 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 70.0%

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 70.0%
21,539,224	The St. Joe Co.(a)	$1,007,389,507

TOTAL DOMESTIC EQUITY SECURITIES (COST $569,886,767)		1,007,389,507

	FOREIGN EQUITY SECURITIES — 1.9%

	CANADA — 1.9%

	METALS & MINING — 1.9%
6,835,467	Imperial Metals Corp.(a)(b)	27,951,829

TOTAL FOREIGN EQUITY SECURITIES (COST $64,213,089)		27,951,829

	DOMESTIC PREFERRED EQUITY SECURITIES — 7.7%

	MORTGAGE FINANCE — 7.7%
8,955,013	Federal Home Loan Mortgage Corp.
	7.875%, Series Z(b)(c)	54,088,279
8,784,077	Federal National Mortgage Association
	7.750%, Series S(b)(c)	55,954,570

		110,042,849

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $75,287,318)		110,042,849

	RIGHTS — 0.0%

	CANADA — 0.0%

	METALS & MINING — 0.0%
6,835,467	Imperial Metals Corp., Expire 06/25/2021(a)(b)	339,496

TOTAL RIGHTS (COST $0)		339,496

Principal		Value

	DOMESTIC CORPORATE BONDS — 0.1%

	RETAIL DEPARTMENT STORES — 0.1%
$97,022,000	Sears Holdings Corp.
	8.000%, 12/15/2019(d)	$979,922

TOTAL DOMESTIC CORPORATE BONDS (COST $97,385,904)		979,922

	U.S. GOVERNMENT OBLIGATIONS — 17.9%
	U.S. Treasury Bills
25,000,000	0.020%, 07/15/2021(e)	24,999,694
13,000,000	0.136%, 09/09/2021(e)	12,999,549
25,000,000	0.048%, 09/16/2021(e)	24,999,257
50,000,000	0.015%, 10/07/2021(e)	49,997,111
50,000,000	0.020%, 11/18/2021(e)	49,994,097
25,000,000	0.050%, 12/02/2021(e)	24,996,805
20,000,000	0.056%, 03/24/2022(e)	19,995,478
50,000,000	0.043%, 05/19/2022(e)	49,979,222

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $257,947,184)		257,961,213

Shares

	MONEY MARKET FUNDS — 2.4%
33,971,777	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.01%(f)	33,971,777

TOTAL MONEY MARKET FUNDS (COST $33,971,777)		33,971,777

TOTAL INVESTMENTS — 100.0% (COST $1,098,692,039)		1,438,636,593
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	(129,432)

NET ASSETS — 100.0%		$1,438,507,161

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021 (unaudited)

(a)	Affiliated Company. See Note 7.
(b)	Non-income producing security.
(c)	Variable rate security. Rates shown are the effective rates as of May 31, 2021.
(d)	Security in default and no interest was accrued as of May 31, 2021.
(e)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(f)	Annualized based on the 1-day yield as of May 31, 2021.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2021 (unaudited)

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost – $464,592,183)	$402,955,761
Affiliated Issuers (Cost – $634,099,856)	1,035,680,832
Dividends and Interest Receivable	1,731,414
Receivable for Capital Shares Sold	31,532

Total Assets	1,440,399,539

Liabilities
Accrued Management Fees	955,693
Payable for Capital Shares Redeemed	936,685

Total Liabilities	1,892,378

NET ASSETS	$1,438,507,161

Net Assets consist of:
Paid-In Capital	$1,838,163,522
Total Accumulated Losses	(399,656,361)

NET ASSETS	$1,438,507,161

Shares of Common Stock Outstanding* ($0.0001 par value)	47,595,910

Net Asset Value, Offering and Redemption Price Per Share ($1,438,507,161 / 47,595,910 shares)	$30.22

* 700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2021
Investment Income
Interest — Unaffiliated Issuers	$91,996
Dividends — Unaffiliated Issuers	243,055
Dividends — Affiliated Issuers	3,462,668

Total Investment Income	3,797,719

Expenses
Management Fees	7,200,896

Total Expenses	7,200,896

Less: Voluntary Reduction of Management Fees	(1,440,179)

Net Expenses	5,760,717

Net Investment Loss	(1,962,998)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments
Unaffiliated Issuers	5,885,280
Affiliated Issuers	10,108,286
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations
Unaffiliated Investments	(79,406,718)
Affiliated Investments	308,195,019

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	244,781,867

NET INCREASE IN NET ASSETS FROM OPERATIONS	$242,818,869

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Fiscal Year Ended November 30, 2020
CHANGES IN NET ASSETS
From Operations
Net Investment Loss	$(1,962,998)	$(4,188,289)
Net Realized Gain (Loss) on Investments	15,993,566	(788,218)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	228,788,301	323,118,083

Net Increase in Net Assets from Operations	242,818,869	318,141,576

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	—	(9,053,098)

From Capital Share Transactions
Proceeds from Sale of Shares	14,843,072	78,829,861
Shares Issued in Reinvestment of Dividends and Distributions	—	6,693,804
Redemption Fees	23,165	36,068
Cost of Shares Redeemed	(88,388,892)	(181,977,804)

Net Decrease in Net Assets from Shareholder Activity	(73,522,655)	(96,418,071)

NET ASSETS
Net Increase in Net Assets	169,296,214	212,670,407
Net Assets at Beginning of Period	1,269,210,947	1,056,540,540

Net Assets at End of Period	$1,438,507,161	$1,269,210,947

SHARES TRANSACTIONS
Issued	503,181	4,096,357
Reinvested	—	333,357
Redeemed	(2,967,914)	(9,428,093)

Net Decrease in Shares	(2,464,733)	(4,998,379)
Shares Outstanding at Beginning of Period	50,060,643	55,059,022

Shares Outstanding at End of Period	47,595,910	50,060,643

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the		For the Fiscal Year Ended November 30,
	Six Months
	Ended
	May 31, 2021
	(Unaudited)		2020		2019		2018		2017		2016
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$25.35		$19.19		$16.05		$19.10		$24.26		$34.24

Investment Operations
Net Investment Income (Loss)(1)	(0.04)		(0.08)		0.16		0.29		0.23		0.33
Net Realized and Unrealized Gain (Loss) on Investments	4.91		6.41		3.32		(3.08)		(3.81)		2.60

Total from Investment Operations	4.87		6.33		3.48		(2.79)		(3.58)		2.93

Dividends and Distributions
From Net Investment Income	—		(0.17)		(0.34)		(0.26)		(0.40)		(0.60)
From Realized Capital Gains	—		—		—		—		(1.18)		(12.31)

Total Dividends and Distributions	—		(0.17)		(0.34)		(0.26)		(1.58)		(12.91)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)

NET ASSET VALUE, END OF PERIOD	$30.22		$25.35		$19.19		$16.05		$19.10		$24.26

TOTAL RETURN	19.21	%(3)	33.19%		22.20%		(14.85)%		(15.64)%		18.93%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$1,438,507		$1,269,211		$1,056,541		$1,064,866		$1,871,480		$3,155,709
Ratio of Gross Expenses to Average Net Assets	1.00	%(4)	1.01	%(5)	1.00	%(6)	1.00%		1.02	%(7)	1.02	%(7)
Ratio of Net Expenses to Average Net Assets	0.80	%(4)(8)	0.81	%(5)(8)	0.80	%(6)(8)	0.82	%(8)	1.02	%(7)	1.02	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.27	)%(4)	(0.41)%		0.86%		1.57%		1.14%		1.79%
Portfolio Turnover Rate	0.26	%(3)	8.18%		8.05%		16.29%		6.57%		19.19%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.
(6)	Less than 0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.
(7)	0.02% is attributable to legal expenses incurred outside of the 1.00% management fee.
(8)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Fairholme Fund to the extent necessary to limit the management fee paid to the Manager by The Fairholme Fund to an annual rate of 0.80% of the daily average net asset value of The Fairholme Fund.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2021 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 27.3%

	INSURANCE - PROPERTY & CASUALTY — 5.0%
241,100	Old Republic International Corp.	$6,331,286

	OIL & GAS STORAGE & TRANSPORTATION — 19.6%
312,000	Kinder Morgan, Inc.	5,722,080
695,500	Energy Transfer LP	6,885,450
165,300	Williams Cos, Inc. (The)	4,354,002
392,400	Western Midstream Partners LP	7,840,152

		24,801,684

	UTILITIES - ELECTRIC — 2.7%
214,000	Vistra Corp.	3,460,380

TOTAL DOMESTIC EQUITY SECURITIES (COST $24,718,647)		34,593,350

	FOREIGN EQUITY SECURITIES — 5.6%

	CANADA — 5.6%

	OIL & GAS STORAGE & TRANSPORTATION — 5.6%
151,700	Enbridge, Inc.	5,837,416
25,400	TC Energy Corp.	1,296,924

		7,134,340

TOTAL FOREIGN EQUITY SECURITIES (COST $5,920,419)		7,134,340

	DOMESTIC PREFERRED EQUITY SECURITIES — 5.7%

	MORTGAGE FINANCE — 5.7%
	Federal Home Loan Mortgage Corp.
302,300	5.100%, Series H(a)	3,010,908
260,924	6.550%, Series Y(a)	1,333,322
88,500	7.875%, Series Z(a)(b)	534,540
360,100	Federal National Mortgage Association 7.750%, Series S(a)(b)	2,293,837

		7,172,607

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $7,350,597)		7,172,607

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 48.9%

	U.S. Treasury Bills
$4,000,000	0.136%, 09/09/2021(c)	$3,999,861
10,000,000	0.020%, 11/18/2021(c)	9,998,819
23,000,000	0.068%, 03/24/2022(c)	22,994,799
10,000,000	0.058%, 04/21/2022(c)	9,997,045
15,000,000	0.043%, 05/19/2022(c)	14,993,767

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $61,973,276)		61,984,291

Shares

	MONEY MARKET FUNDS — 9.1%
11,470,535	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.01%(d)	11,470,535

TOTAL MONEY MARKET FUNDS (COST $11,470,535)		11,470,535

	MISCELLANEOUS INVESTMENTS — 3.8%(e)
(COST $4,849,529)		4,793,833

TOTAL INVESTMENTS — 100.4% (COST $116,283,003)		127,148,956

	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)% (546,013)

NET ASSETS — 100.0%		$126,602,943

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021 (unaudited)

(a)	Non-income producing security.
(b)	Variable rate security. Rates shown are the effective rates as of May 31, 2021.
(c)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(d)	Annualized based on the 1-day yield as of May 31, 2021.
(e)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2021 (unaudited)

Assets
Investments, at Fair Value (Cost — $ 116,283,003)	$127,148,956
Dividends and Interest Receivable	120,323
Receivable for Capital Shares Sold	10,003

Total Assets	127,279,282

Liabilities
Accrued Management Fees	85,797
Dividend withholding tax payable	15,424
Payable for securities purchased	575,118

Total Liabilities	676,339

NET ASSETS	$126,602,943

Net Assets consist of:
Paid-In Capital	$146,156,325
Total Accumulated Losses	(19,553,382)

NET ASSETS	$126,602,943

Shares of Common Stock Outstanding* ($ 0.0001 par value)	11,333,348

Net Asset Value, Offering and Redemption Price Per Share ($126,602,943 / 11,333,348 shares)	$11.17

* 200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2021
Investment Income
Interest	$27,514
Dividends	1,087,785

Total Investment Income	1,115,299

Expenses
Management Fees	592,534

Total Expenses	592,534

Less: Voluntary Reduction of Management Fees	(117,208)

Net Expenses	475,326

Net Investment Income	639,973

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Loss on Investments and Foreign Currency Related Transactions	(18,550,462)
Net Change in Unrealized Appreciation (Depreciation) on Investments	28,237,900

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	9,687,438

NET INCREASE IN NET ASSETS FROM OPERATIONS	$10,327,411

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Fiscal Year Ended November 30, 2020
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$639,973	$1,129,798
Net Realized Loss on Investments and Foreign Currency Related Transactions	(18,550,462)	(6,039,814)
Net Change in Unrealized Appreciation (Depreciation) on Investments	28,237,900	1,558,814

Net Increase (Decrease) in Net Assets from Operations	10,327,411	(3,351,202)

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(489,091)	(1,722,888)

From Capital Share Transactions
Proceeds from Sale of Shares	14,609,547	28,283,233
Shares Issued in Reinvestment of Dividends and Distributions	276,905	798,557
Cost of Shares Redeemed	(5,230,574)	(96,250,024)

Net Increase (Decrease) in Net Assets from Shareholder Activity	9,655,878	(67,168,234)

NET ASSETS
Net Increase (Decrease) in Net Assets	19,494,198	(72,242,324)
Net Assets at Beginning of Period	107,108,745	179,351,069

Net Assets at End of Period	$126,602,943	$107,108,745

SHARES TRANSACTIONS
Issued	1,410,707	2,790,517
Reinvested	26,294	82,177
Redeemed	(495,813)	(10,010,500)

Net Increase (Decrease) in Shares	941,188	(7,137,806)
Shares Outstanding at Beginning of Period	10,392,160	17,529,966

Shares Outstanding at End of Period	11,333,348	10,392,160

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months		For the Fiscal Year Ended November 30,

	Ended May 31, 2021 (Unaudited)		2020		2019		2018		2017	2016
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$10.31		$10.23		$9.88		$11.33		$12.38	$10.72

Investment Operations
Net Investment Income(1)	0.06		0.07		0.30		0.49		0.60	0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.84		0.11	(2)	0.34		(0.91)		(0.99)	1.72

Total from Investment Operations	0.90		0.18		0.64		(0.42)		(0.39)	2.29

Dividends and Distributions
From Net Investment Income	(0.04)		(0.10)		(0.29)		(0.51)		(0.61)	(0.56)
From Realized Capital Gains	—		—		—		(0.52)		(0.05)	(0.07)

Total Dividends and Distributions	(0.04)		(0.10)		(0.29)		(1.03)		(0.66)	(0.63)

NET ASSET VALUE, END OF PERIOD	$11.17		$10.31		$10.23		$9.88		$11.33	$12.38

TOTAL RETURN	8.80	%(3)	1.78%		6.49%		(4.19)%		(3.35)%	22.77%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$126,603		$107,109		$179,351		$188,500		$223,432	$240,195
Ratio of Gross Expenses to Average Net Assets	1.00	%(4)	1.02	%(5)	1.02	%(5)	1.00%		1.00%	1.00%
Ratio of Net Expenses to Average Net Assets	0.80	%(4)(6)	0.82	%(5)(6)	0.82	%(5)(6)	0.82	%(6)	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.08	%(4)	0.74%		2.94%		4.56%		5.02%	5.48%
Portfolio Turnover Rate	61.21	%(3)	100.67%		16.70%		45.78%		36.05%	28.81%

(1)	Based on average shares outstanding.
(2)

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and redemptions of shares in relation to fluctuating market values of the investments of The Income Fund.

(3)	Not annualized.
(4)	Annualized.
(5)	0.02% is attributable to legal expenses incurred outside the management fee.
(6)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Income Fund to the extent necessary to limit the management fee paid to the Manager by The Income Fund to an annual rate of 0.80% of the daily average net asset value of The Income Fund.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

May 31, 2021 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 43.4%

	OIL & GAS STORAGE & TRANSPORTATION — 14.6%
121,600	Kinder Morgan, Inc.	$2,230,144
333,700	Energy Transfer LP	3,303,630
144,200	Western Midstream Partners LP	2,881,116
25,000	Enterprise Products Partners LP	590,250

		9,005,140

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 25.7%
348,267	The St. Joe Co.(a)	15,874,010

	UTILITIES - ELECTRIC — 3.1%
119,100	Vistra Corp.	1,925,847

TOTAL DOMESTIC EQUITY SECURITIES (COST $14,218,107)		26,804,997

	FOREIGN EQUITY SECURITIES — 20.0%

	CANADA — 20.0%

	METALS & MINING — 14.5%
2,192,841	Imperial Metals Corp.(b)	8,967,042

	OIL & GAS STORAGE & TRANSPORTATION — 5.5%
73,300	Enbridge, Inc.	2,820,584
11,900	TC Energy Corp.	607,614

		3,428,198

TOTAL FOREIGN EQUITY SECURITIES (COST $28,814,721)		12,395,240

	DOMESTIC PREFERRED EQUITY SECURITIES — 9.1%

	MORTGAGE FINANCE — 9.1%
479,295	Federal Home Loan Mortgage Corp. 7.875%, Series Z(b)(c)	2,894,942
432,465	Federal National Mortgage Association 7.750%, Series S(b)(c)	2,754,802

		5,649,744

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $3,917,285)		5,649,744

Shares		Value

	RIGHTS — 0.2%

	CANADA — 0.2%

	METALS & MINING — 0.2%
2,192,841	Imperial Metals Corp., Expire 06/25/2021(b)	$108,911

TOTAL RIGHTS (COST $0)		108,911

Principal

	U.S. GOVERNMENT OBLIGATIONS — 17.8%
	U.S. Treasury Bills
$ 1,000,000	0.136%, 09/09/2021(d)	999,965
2,000,000	0.020%, 11/18/2021(d)	1,999,764
3,000,000	0.058%, 04/21/2022(d)	2,999,114
5,000,000	0.043%, 05/19/2022(d)	4,997,922

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $10,995,803)		10,996,765

Shares

	MONEY MARKET FUNDS — 7.5%
4,633,615	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.01%(e)	4,633,615

TOTAL MONEY MARKET FUNDS (COST $4,633,615)		4,633,615

	MISCELLANEOUS INVESTMENTS — 1.9%(f)

(COST $1,211,449)		1,158,006

TOTAL INVESTMENTS — 99.9% (COST $63,790,980)		61,747,278
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	32,995

NET ASSETS — 100.0%		$61,780,273

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021 (unaudited)

(a)	Restricted/controlled security. The value of this security totals $15,874,010, which represents 25.69% of The Allocation Fund’s net assets. Information related to this security is as follows:

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	5/31/2021 Carrying Value Per Unit
348,267	The St. Joe Co.	08/09/2017-09/01/2017	$6,615,792	$45.58

(b)	Non-income producing security.
(c)	Variable rate security. Rates shown are the effective rates as of May 31, 2021.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of May 31, 2021.
(f)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2021 (unaudited)

Assets
Investments, at Fair Value (Cost — $63,790,980)	$61,747,278
Dividends and Interest Receivable	82,285

Total Assets	61,829,563

Liabilities
Accrued Management Fees	41,837
Dividend withholding tax payable	7,453

Total Liabilities	49,290

NET ASSETS	$61,780,273

Net Assets consist of:
Paid-In Capital	$112,461,491
Total Accumulated Losses	(50,681,218)

NET ASSETS	$61,780,273

Shares of Common Stock Outstanding* ($0.0001 par value)	6,532,688

Net Asset Value, Offering and Redemption Price Per Share ($61,780,273 / 6,532,688 shares)	$9.46

* 200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2021

Investment Income
Interest	$5,226
Dividends	459,537

Total Investment Income	464,763

Expenses
Management Fees	303,014

Total Expenses	303,014

Less: Voluntary Reduction of Management Fees	(60,603)

Net Expenses	242,411

Net Investment Income	222,352

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments	603,030
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	9,200,190

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	9,803,220

NET INCREASE IN NET ASSETS FROM OPERATIONS	$10,025,572

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended	For the Fiscal Year
	May 31, 2021 (Unaudited)	Ended November 30, 2020
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$222,352	$130,228
Net Realized Gain (Loss) on Investments	603,030	(1,190,217)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	9,200,190	8,568,938

Net Increase in Net Assets from Operations	10,025,572	7,508,949

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(144,235)	(820,275)

From Capital Share Transactions
Proceeds from Sale of Shares	407,269	699,999
Shares Issued in Reinvestment of Dividends and Distributions	51,334	405,372
Redemption Fees	516	2,375
Cost of Shares Redeemed	(4,821,301)	(10,518,429)

Net Decrease in Net Assets from Shareholder Activity	(4,362,182)	(9,410,683)

NET ASSETS
Net Increase (Decrease) in Net Assets	5,519,155	(2,722,009)
Net Assets at Beginning of Period	56,261,118	58,983,127

Net Assets at End of Period	$61,780,273	$56,261,118

SHARES TRANSACTIONS
Issued	45,599	103,712
Reinvested	5,768	56,459
Redeemed	(530,981)	(1,571,345)

Net Decrease in Shares	(479,614)	(1,411,174)
Shares Outstanding at Beginning of Period	7,012,302	8,423,476

Shares Outstanding at End of Period	6,532,688	7,012,302

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the		For the Fiscal Year Ended November 30,
	Six Months
	Ended
	May 31, 2021
	(Unaudited)		2020		2019		2018		2017	2016
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$8.02		$7.00		$6.58		$7.44		$9.65	$10.40

Investment Operations
Net Investment Income(1)	0.03		0.02		0.09		0.09		0.10	0.14
Net Realized and Unrealized Gain (Loss) on Investments	1.43		1.10		0.40		(0.83)		(1.71)	0.75

Total from Investment Operations	1.46		1.12		0.49		(0.74)		(1.61)	0.89

Dividends and Distributions
From Net Investment Income	(0.02)		(0.10)		(0.07)		(0.12)		(0.17)	(0.31)
From Realized Capital Gains	—		—		—		—		(0.43)	(1.33)

Total Dividends and Distributions	(0.02)		(0.10)		(0.07)		(0.12)		(0.60)	(1.64)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)

NET ASSET VALUE, END OF PERIOD	$9.46		$8.02		$7.00		$6.58		$7.44	$9.65

TOTAL RETURN	18.23	%(3)	16.13%		7.61%		(10.18)%		(17.59)%	11.06%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$61,780		$56,261		$58,983		$72,387		$114,190	$259,501
Ratio of Gross Expenses to Average Net Assets	1.00	%(4)	1.02	%(5)	1.02	%(5)	1.00%		1.00%	1.00%
Ratio of Net Expenses to Average Net Assets	0.80	%(4)(6)	0.82	%(5)(6)	0.82	%(5)(6)	0.82	%(6)	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	0.73	%(4)	0.24%		1.21%		1.32%		1.19%	1.81%
Portfolio Turnover Rate	18.65	%(3)	32.15%		15.58%		23.52%		31.01%	13.65%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	0.02% is attributable to legal expenses incurred outside the management fee.
(6)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Allocation Fund to the extent necessary to limit the management fee paid to the Manager by The Allocation Fund to an annual rate of 0.80% of the daily average net asset value of The Allocation Fund.

The accompanying notes are an integral part of the financial statements.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

May 31, 2021 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (“The Fairholme Fund”), 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (“The Income Fund”), and 200,000,000 shares have been allocated to The Fairholme Allocation Fund (“The Allocation Fund”). The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively the “Funds”) are non-diversified funds. The Funds may have a greater percentage of their assets invested in particular securities than a diversified fund, exposing the Funds to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. Each Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within each Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fairholme Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, The Fairholme Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of The Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fairholme Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which The Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fairholme Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which The Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities (including U.S. Treasury bills), short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, The Fairholme Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fairholme Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although The Fairholme Fund normally holds a focused portfolio of equity and fixed-income securities, The Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Fairholme Fund.

The Income Fund’s investment objective is to seek current income. Under normal circumstances, The Income Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock and interests in REITs. Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Income Fund.

The Allocation Fund’s investment objective is to seek long-term total return. Under normal circumstances, The Allocation Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of The Allocation Fund’s portfolio invested in each asset class will vary from time to time based on the Manager’s assessment of relative fundamental values of securities and

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2021 (unaudited)

other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Allocation Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of its holdings in the targeted asset classes. The Allocation Fund may maintain a significant portion of its assets in cash and cash-equivalent securities and investments. The Manager serves as investment adviser to The Allocation Fund.

There is no guarantee that the Funds will meet their respective objectives.

Note 2. Significant Accounting Policies

As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is determined using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation and Liquidity Risk Management Committee. As of May 31, 2021, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2021, in instances where significant unobservable inputs are used, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: The Manager is deemed to be an affiliate of The St. Joe Co. (“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by certain of the Funds and other advisory clients advised by the Manager. Shares of Joe owned by The Allocation Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of The Allocation Fund’s valuation procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2021 (unaudited)

securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Joe was classified as Level 2 at May 31, 2021.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) -approved by the Board and unaffiliated with the Manager -to provide prices for some of the Funds’ securities. The Funds also use other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2021 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of May 31, 2021, is as follows:

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant	Total
	Level 1 -	Observable	Observable	Fair Value
	Quoted Prices	Inputs	Inputs	at 05/31/21
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$1,007,389,507	$—	$—	$1,007,389,507
Foreign Equity Securities*	27,951,829	—	—	27,951,829
Domestic Preferred Equity Securities*	110,042,849	—	—	110,042,849
Rights*	339,496	—	—	339,496
Domestic Corporate Bonds*	—	979,922	—	979,922
U.S. Government Obligations	—	257,961,213	—	257,961,213
Money Market Funds	33,971,777	—	—	33,971,777

TOTAL INVESTMENTS	$1,179,695,458	$258,941,135	$—	$1,438,636,593

*	Industry classification for these categories are detailed in the Schedule of Investments.

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant	Total
	Level 1 -	Observable	Observable	Fair Value
	Quoted Prices	Inputs	Inputs	at 05/31/21
THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$34,593,350	$—	$—	$34,593,350
Foreign Equity Securities*	7,134,340	—	—	7,134,340
Domestic Preferred Equity Securities*	7,172,607	—	—	7,172,607
U.S. Government Obligations	—	61,984,291	—	61,984,291
Money Market Funds	11,470,535	—	—	11,470,535
Miscellaneous Investments	4,793,833	—	—	4,793,833

TOTAL INVESTMENTS	$65,164,665	$61,984,291	$—	$127,148,956

*	Industry classification for these categories are detailed in the Schedule of Investments.

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant	Total
	Level 1 -	Observable	Observable	Fair Value
	Quoted Prices	Inputs	Inputs	at 05/31/21
THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$15,874,010	$—	$15,874,010
Other Industries*	10,930,987	—	—	10,930,987
Foreign Equity Securities*	12,395,240	—	—	12,395,240

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2021 (unaudited)

Domestic Preferred Equity Securities*	$5,649,744	$—	$—	$5,649,744
Rights*	108,911	—	—	108,911
U.S. Government Obligations	—	10,996,765	—	10,996,765
Money Market Funds	4,633,615	—	—	4,633,615
Miscellaneous Investments	1,158,006	—	—	1,158,006

TOTAL INVESTMENTS	$34,876,503	$26,870,775	$—	$61,747,278

*	Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments for any of the Funds at May 31, 2021 or November 30, 2020.

The Income Fund’s and The Allocation Fund’s warrant positions during the six months ended May 31, 2021, had an average monthly market value of approximately $45,918 and $24,498, respectively.

For the six months ended May 31, 2021, The Income Fund’s and The Allocation Fund’s effect of the net change in unrealized appreciation/(depreciation) of warrants with equity risk exposure of $(1,487) and $(779) respectively, is included with the Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations on the Statements of Operations. For the six months ended May 31, 2021, The Income Fund’s and The Allocation Fund’s effect of the net realized gain (loss) of warrants with equity risk exposure of $40,186 and $21,440 respectively, is included with the Net Realized Gain (Loss) on Investments and Foreign Currency Related Translations on the Statements of Operations.

Dividends and Distributions: Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fairholme Fund and The Allocation Fund intend to distribute substantially all of their net investment income (if any) as dividends to their respective shareholders on an annual basis in December. The Income Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Funds intend to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fairholme Fund and The Allocation Fund assess a 2% fee on the proceeds of The Fairholme Fund and The Allocation Fund shares that are redeemed or exchanged within 60 days of their purchase. The redemption fee is paid to The Fairholme Fund and The Allocation Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by The Fairholme Fund and The Allocation Fund during the six months ended May 31, 2021 and the year ended November 30, 2020, amounted to $23,165 and $36,068, and $516 and $2,375, respectively.

Other: The Funds account for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Funds may invest in countries that require governmental approval for the repatriation of investment

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2021 (unaudited)

income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Funds paid commissions and other brokerage fees during the period. The Funds also paid legal expenses in connection with certain of their investments.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, each Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of each Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of The Fairholme Fund, The Income Fund, and The Allocation Fund to the extent necessary to limit the management fee of each Fund to the annual rate of 0.80% of that Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the applicable Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying each Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of each Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by each Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against each Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees, $5,760,717, $475,326, and $242,411, from The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, for its services during the six months ended May 31, 2021.

Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of the Funds’ Board, and his affiliates beneficially own an aggregate 13,317,942 shares, 3,534,818 shares, and 4,387,159 shares of The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, at May 31, 2021.

A Director and Officers of the Funds are also Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2021, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

	Purchases	Sales
The Fairholme Fund	$2,909,400	$75,255,380
The Income Fund	32,847,637	47,576,162
The Allocation Fund	8,649,345	19,871,719

Note 5. Tax Matters

Federal Income Taxes: Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2021 (unaudited)

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2021, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
The Fairholme Fund	$1,100,335,808	$472,613,199	$(134,312,414)	$1,438,636,593
The Income Fund	116,292,028	12,636,661	(1,779,733)	127,148,956
The Allocation Fund	68,812,147	15,157,285	(17,222,154)	61,747,278

The difference between book basis and tax basis for The Fairholme Fund’s net unrealized depreciation is attributable to the tax deferral of losses on wash sales and capitalized cost. The difference between book basis and tax basis for The Income Fund’s and The Allocation Fund’s net unrealized depreciation is attributable to capitalized cost.

The Funds’ tax basis capital gains are determined only at the end of each fiscal year. Therefore the components of distributable earnings will be included in the Annual report for the fiscal year ended November 30, 2021.

The Funds are permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2020, net short-term and long-term capital loss carryforwards were as follows:

	The Fairholme	The Income	The Allocation
	Fund	Fund	Fund
Short-term capital loss carryforward	$1,018,777	$6,039,587	$1,477,623
Long-term capital loss carryforward	746,810,368	5,997,328	47,926,139

Total	$747,829,145	$12,036,915	$49,403,762

The Manager has analyzed the Funds’ tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by each Fund were as follows:

	The Fairholme Fund
		For the
	For the	Fiscal Year
	Six Months	Ended
	Ended	November 30,
	May 31, 2021	2020
Dividends and Distributions paid from:
Ordinary Income	—	$9,053,098

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2021 (unaudited)

	The Income Fund
		For the
	For the	Fiscal Year
	Six Months	Ended
	Ended	November 30,
	May 31, 2021	2020
Dividends and Distributions paid from:
Ordinary Income	$489,091	$1,722,888

	The Allocation Fund
		For the
	For the	Fiscal Year
	Six Months	Ended
	Ended	November 30,
	May 31, 2021	2020
Dividends and Distributions paid from:
Ordinary Income	$144,235	$820,275

Note 7. Transactions in Shares of Affiliates

Portfolio companies in which The Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of The Fairholme Fund. The aggregate fair value of all securities of affiliates held by The Fairholme Fund as of May 31, 2021 amounted to $1,035,680,832, representing approximately 72.00% of The Fairholme Fund’s net assets.

Transactions in The Fairholme Fund during the six months ended May 31, 2021, in which the issuer of the security was an affiliate are as follows:

	November 30, 2020	Gross Additions	Gross Deductions	May 31, 2021
						Realized		Change in
	Shares/	Shares/	Shares/	Shares/		Gain	Investment	Unrealized
	Par Value	Par Value	Par Value	Par Value	Fair Value	(Loss)	Income	Appreciation
Imperial Metals Corp.	6,865,767	—	30,300	6,835,467	$27,951,829	$(305,934)	$—	$10,236,038
Imperial Metals Corp., Expire 06/25/2021	—	6,835,467	—	6,835,467	339,496	—	—	339,496
The St. Joe Co.	22,208,024	—	668,800	21,539,224	1,007,389,507	10,414,220	3,462,668	297,619,485

Total					$1,035,680,832	$10,108,286	$3,462,668	$308,195,019

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Company or the Funds enter into contracts that contain a variety of representations and customary indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on their experience to date, the Funds expect the risk of loss to be remote.

Note 9. Legal-Proceedings

On April 17, 2019, Sears Holdings Corporation, Sears Roebuck and Co., Sears Development Co., Kmart Corporation and Kmart of Washington LLC commenced an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York against Edward Scott “Eddie” Lampert; ESL Investments, Inc.; RBS Partners LP; CRK Partners LLC; SPE Master I L.P.; ESL Partners L.P.; SPE I Partners L.P.; RBS Investment Management LLC; ESL Institutional Partners L.P.; ESL Investors, L.L.C.; JPP LLC; JPP II LLC; Fairholme Capital Management, L.L.C.; Cesar L. Alvarez; Bruce Berkowitz; Alesia Haas; Kunal Kamlani; Steven Mnuchin; Thomas J. Tisch; Seritage Growth Properties, Inc.; Seritage Growth Properties, L.P.;

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2021 (unaudited)

Seritage KMT Mezzanine Finance LLC; Seritage SRC Mezzanine Finance LLC; Seritage KMT Finance LLC; Seritage SRC Finance LLC; Seritage GS Holdings LLC; Seritage SPS Holdings LLC; and Seritage MS Holdings LLC (the “First Action”). On November 25, 2019, the plaintiffs filed an amended complaint, adding the Company and other parties not affiliated with the Manager or the Company as additional defendants and asserting new causes of action against the defendants.

Plaintiffs assert avoidance and other claims against certain defendants, including the Manager, for participation in two Sears corporate transactions: (i) the Lands’ End spinoff; and (ii) the Seritage rights offering. The avoidance claims against the Manager include claims for the avoidance of consideration received by The Fairholme Fund and The Allocation Fund from Sears Holdings Corp. in connection with the Lands’ End spinoff and Seritage rights offering that were allegedly actual and/or constructive fraudulent transfers. In the amended complaint, plaintiffs also assert avoidance and other claims seeking to recover amounts allegedly received by the Company from alleged related-party transactions with Sears and seek to avoid the release received by certain of the defendants, including the Manager and the Company, in connection with the Seritage derivative action. Plaintiffs also assert claims for breach of fiduciary duty and aiding and abetting breach of fiduciary duty arising out of certain related-party transactions against certain defendants, including the Manager and Bruce Berkowitz, and seek to subordinate the bankruptcy claims of the Company, the Manager and Bruce Berkowitz.

On February 21, 2020, the Company moved to dismiss all of the claims against it, and all other defendants, including the Manager and Bruce Berkowitz, moved to dismiss all or parts of the compliant against them. The Court held extensive oral argument on the motions to dismiss, which are currently pending before the Court.

On October 15, 2020, Sears Holdings Corp., Sears, Roebuck and Co., and The Official Committee of Unsecured Creditors of Sears Holdings Corporation, et al commenced a second adversary proceeding in the United States Bankruptcy Court for the Southern District of New York against certain former shareholders of Sears Holdings Corporation that were not named in the First Action (the “Second Action”). In the Second Action, the plaintiffs assert claims for the avoidance of alleged consideration received in connection with the Lands’ End spinoff and the Seritage rights offering. Certain defendants in the Second Action have moved to dismiss all claims against them, and the motions to dismiss are currently pending before the Court. On March 15, 2021, the Court consolidated the Second Action into the First Action.

Although the Manager and the Company believe that they have strong defenses to the foregoing complaint and intend to defend themselves vigorously against the allegations in the complaint, neither the Manager nor the Company is in a position to express an opinion about the ultimate outcome of the litigation or the range of potential loss, if any.

Note 10. Subsequent Events

Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION

May 31, 2021 (unaudited)

Operation and Effectiveness of the Funds’ Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, each of the Funds has adopted and implemented a liquidity risk management program (the “Program”) designed to assess and manage the risk that the Fund could not meet requests to redeem Fund shares without significant dilution of remaining investors’ interests in the Fund. In assessing, managing and reviewing liquidity risk under the Program, the Funds consider a variety of factors, including their investment strategies, portfolio investments, portfolio concentration, cash flow projections, redemption policy and redemption history. In addition, the Program requires each Fund to, among other things, classify its investments into specific liquidity categories and monitor compliance with its limit on illiquid investments.

During the one-year period ended November 30, 2020 (the “Covered Period”), each Fund maintained a high level of liquidity and primarily held assets that were “highly liquid investments” (defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment). During the Covered Period, there were no liquidity events that materially affected a Fund’s performance or ability to timely meet redemptions without dilution to remaining investors’ interests in the Fund.

The Manager, which the Board has designated to administer the Program, prepared a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation during the Covered Period (the “Report”). The Board reviewed and accepted the Report, which determined that the Program operated adequately and effectively in managing the liquidity risk of each Fund during the Covered Period.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in each Fund’s portfolio. A description of these policies and procedures, and records of how each Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30, 2020, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the SEC website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

Quarterly Filing (unaudited)

The Company files a complete schedule of the Funds’ portfolio holdings on Form N-PORT for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Forms N-PORT are available on the SEC’s website at www. sec.gov.

FAIRHOLME FUNDS

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

ERICA K. KAPAHI

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

STEVEN J. GILBERT, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

2601 NE 2nd Avenue, Miami, FL 33137

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive, Westborough, MA 01581-1722

Fund Accountant & Administrator

THE BANK OF NEW YORK MELLON

103 Bellevue Parkway, Wilmington, DE 19809

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

200 Berkeley Street, Boston, MA 02116

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FORESIDE FUNDS DISTRIBUTORS LLC.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 30, 2021

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date July 30, 2021

* Print the name and title of each signing officer under his or her signature.